Sumitomo Life Merger (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the Company's assets acquired and liabilities assumed at the Merger Date:

Fair Value As of February 1, 2016
Assets
Fixed maturities	$26,638.8
Marketable equity securities	627.5
Mortgage loans	5,077.0
Policy loans	58.3
Investments in limited partnerships	238.7
Derivatives	149.7
Total investments	32,790.0
Cash and cash equivalents	254.0
Accrued investment income	326.6
Reinsurance recoverables	321.5
VOBA	457.6
Receivables and other assets	217.0
Other intangible assets	1,416.8
Goodwill	563.0
Separate account assets	858.2
Total assets	$37,204.7

Liabilities
Funds held under deposit contracts	$31,047.4
Future policy benefits	459.3
Policy and contract claims	144.2
Other policyholders' funds	150.7
Deferred income tax liabilities, net	260.8
Other liabilities	338.0
Separate account liabilities	858.2
Total liabilities	33,258.6
Net assets acquired	$3,946.1

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
Identified intangible assets recognized by the Company included the following:

	Estimated Fair Value on Merger Date	Weighted Average Estimated Useful Life
VODA	$782.0	35 years
VOCRA	361.8	10 years
Trade names	190.0	17 years
Technology	72.0	5 years
Total intangible assets subject to amortization	1,405.8	24.3 years
Insurance licenses	11.0	Indefinite
Total intangible assets	$1,416.8
The following table sets forth the gross carrying amounts and accumulated amortization for identified intangible assets as of December 31, 2017 and 2016:

	As of December 31, 2017		As of December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
VODA	$782.0	$(43.5)	$782.0	$(20.8)
VOCRA	361.8	(69.4)	361.8	(33.1)
Trade names	190.0	(21.4)	190.0	(10.3)
Technology	72.0	(27.6)	72.0	(13.2)
Total intangible assets subject to amortization	1,405.8	(161.9)	1,405.8	(77.4)
Insurance licenses	11.0	—	11.0	—
Total intangible assets	$1,416.8	$(161.9)	$1,416.8	$(77.4)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following table sets forth the estimated future aggregate amortization expense for the next 5 years:

Year	Amount
2018	$84.5
2019	84.5
2020	84.5
2021	70.9
2022	69.6